LVIP American Century Select Mid Cap Managed Volatility Fund
Schedule of Investments
March 31, 2021 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–92.97%
Aerospace & Defense–2.38%
BAE Systems	642,946	$ 4,476,143
General Dynamics	31,720	5,759,083
Textron	59,162	3,317,805
		13,553,031
Airlines–1.35%
†Southwest Airlines	126,027	7,695,209
		7,695,209
Auto Components–1.40%
†Aptiv	23,538	3,245,890
BorgWarner	101,794	4,719,170
		7,965,060
Automobiles–0.79%
Honda Motor ADR	148,638	4,488,868
		4,488,868
Banks–3.83%
Commerce Bancshares	48,965	3,751,209
Eastern Bankshares	100,220	1,933,244
M&T Bank	26,377	3,999,017
PNC Financial Services Group	14,463	2,536,955
Truist Financial	114,170	6,658,394
Westamerica Bancorporation	46,502	2,919,395
		21,798,214
Beverages–0.23%
†Boston Beer Class A	1,087	1,311,226
		1,311,226
Biotechnology–0.46%
†Alnylam Pharmaceuticals	6,772	956,139
†Argenx ADR	2,239	616,598
†Natera	5,399	548,214
†Seagen	491	68,180
†Turning Point Therapeutics	4,603	435,398
		2,624,529
Building Products–0.87%
Johnson Controls International	65,906	3,932,611
Trane Technologies	6,313	1,045,180
		4,977,791
Capital Markets–6.67%
Ameriprise Financial	26,438	6,145,513
Bank of New York Mellon	217,417	10,281,650
LPL Financial Holdings	9,339	1,327,632
MarketAxess Holdings	1,827	909,700
MSCI	3,570	1,496,830
Northern Trust	99,203	10,427,227
State Street	35,131	2,951,355
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Capital Markets (continued)
T. Rowe Price Group	25,691	$ 4,408,576
		37,948,483
Chemicals–0.84%
Albemarle	3,773	551,273
†Axalta Coating Systems	116,767	3,453,968
Element Solutions	41,471	758,505
		4,763,746
Commercial Services & Supplies–1.16%
Republic Services	66,541	6,610,848
		6,610,848
Communications Equipment–1.79%
†Arista Networks	4,921	1,485,601
†F5 Networks	30,013	6,261,312
Juniper Networks	95,726	2,424,739
		10,171,652
Containers & Packaging–3.06%
Avery Dennison	9,792	1,798,301
Ball	11,225	951,207
Graphic Packaging Holding	221,783	4,027,579
Packaging Corp. of America	20,292	2,728,868
Sonoco Products	124,487	7,880,027
		17,385,982
Distributors–0.88%
Genuine Parts	43,502	5,028,396
		5,028,396
Electric Utilities–3.39%
Edison International	121,224	7,103,726
Evergy	43,551	2,592,591
Pinnacle West Capital	96,807	7,875,250
Xcel Energy	25,523	1,697,535
		19,269,102
Electrical Equipment–4.98%
AMETEK	11,537	1,473,621
Emerson Electric	100,764	9,090,928
†Generac Holdings	2,182	714,496
Hubbell	39,084	7,304,409
nVent Electric	322,129	8,990,620
†Plug Power	2,416	86,590
Rockwell Automation	2,387	633,605
		28,294,269
Electronic Equipment, Instruments & Components–1.19%
Cognex	28,503	2,365,464
†Keysight Technologies	11,917	1,708,898
TE Connectivity	20,847	2,691,556
		6,765,918
LVIP American Century Select Mid Cap Managed Volatility Fund–1

LVIP American Century Select Mid Cap Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Energy Equipment & Services–0.39%
Baker Hughes	101,854	$ 2,201,065
		2,201,065
Entertainment–0.70%
†Live Nation Entertainment	13,828	1,170,540
†ROBLOX Class A	3,402	220,552
†Roku	4,345	1,415,470
†Zynga Class A	113,551	1,159,356
		3,965,918
Equity Real Estate Investment Trusts–3.53%
Equinix	3,453	2,346,624
Essex Property Trust	10,907	2,964,959
Healthcare Trust of America Class A	97,374	2,685,575
Healthpeak Properties	160,527	5,095,127
MGM Growth Properties Class A	141,096	4,602,552
Weyerhaeuser	67,375	2,398,550
		20,093,387
Food & Staples Retailing–1.76%
Koninklijke Ahold Delhaize	263,341	7,334,475
Sysco	33,961	2,674,089
		10,008,564
Food Products–4.10%
Conagra Brands	217,390	8,173,864
JM Smucker	46,662	5,904,143
Kellogg	70,315	4,450,940
Mondelez International Class A	19,659	1,150,641
Orkla	368,959	3,616,623
		23,296,211
Gas Utilities–1.35%
Atmos Energy	38,879	3,843,189
Spire	51,903	3,835,113
		7,678,302
Health Care Equipment & Supplies–5.05%
†Align Technology	3,552	1,923,515
Becton Dickinson & Co.	19,459	4,731,456
†DexCom	2,721	977,900
†Envista Holdings	96,554	3,939,403
Hill-Rom Holdings	16,634	1,837,724
†IDEXX Laboratories	3,229	1,579,982
Teleflex	5,229	2,172,440
Zimmer Biomet Holdings	72,275	11,569,782
		28,732,202
Health Care Providers & Services–7.26%
†Amedisys	4,116	1,089,876
Cardinal Health	128,302	7,794,346
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Providers & Services (continued)
Cigna	14,326	$ 3,463,167
Encompass Health	26,983	2,209,908
†Henry Schein	83,580	5,787,079
McKesson	28,575	5,573,268
Quest Diagnostics	60,517	7,766,752
Universal Health Services Class B	56,977	7,600,162
		41,284,558
Health Care Technology–1.73%
Cerner	99,465	7,149,544
†Teladoc Health	5,476	995,263
†Veeva Systems Class A	6,435	1,681,080
		9,825,887
Hotels, Restaurants & Leisure–1.18%
†Chipotle Mexican Grill	784	1,113,923
†Las Vegas Sands	21,829	1,326,330
†Sodexo	44,316	4,250,055
		6,690,308
Household Durables–0.19%
†Mohawk Industries	5,728	1,101,552
		1,101,552
Household Products–0.67%
Kimberly-Clark	27,568	3,833,330
		3,833,330
Insurance–4.55%
Aflac	135,248	6,921,993
Arthur J. Gallagher & Co.	19,868	2,478,930
Brown & Brown	9,447	431,822
Chubb	49,860	7,876,384
Reinsurance Group of America	56,939	7,177,161
†Selectquote	32,588	961,672
		25,847,962
Interactive Media & Services–0.28%
†Match Group	11,439	1,571,490
		1,571,490
Internet & Direct Marketing Retail–0.31%
†Chewy Class A	9,928	841,001
†Etsy	4,520	911,548
		1,752,549
IT Services–0.99%
Amdocs	21,204	1,487,460
†Square Class A	6,495	1,474,690
†Twilio Class A	7,779	2,650,772
		5,612,922

LVIP American Century Select Mid Cap Managed Volatility Fund–2

LVIP American Century Select Mid Cap Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Leisure Products–0.55%
†Peloton Interactive Class A	4,579	$ 514,863
Polaris	19,650	2,623,275
		3,138,138
Life Sciences Tools & Services–0.71%
†10X Genomics Class A	3,469	627,889
Bio-Techne	2,488	950,242
†Mettler-Toledo International	1,440	1,664,194
†Repligen	4,079	792,998
		4,035,323
Machinery–3.74%
Crane	25,290	2,374,984
Cummins	9,600	2,487,456
Graco	11,563	828,142
IMI	222,125	4,084,993
Oshkosh	41,736	4,952,394
PACCAR	34,651	3,219,771
Parker-Hannifin	6,103	1,925,069
Rexnord	17,906	843,193
Westinghouse Air Brake Technologies	6,687	529,343
		21,245,345
Media–1.05%
Fox Class B	171,451	5,988,783
		5,988,783
Multiline Retail–0.97%
†Dollar Tree	48,239	5,521,436
		5,521,436
Multi-Utilities–1.40%
Ameren	9,632	783,659
NorthWestern	110,348	7,194,690
		7,978,349
Oil, Gas & Consumable Fuels–2.21%
Cimarex Energy	39,739	2,360,099
ConocoPhillips	136,597	7,235,543
Pioneer Natural Resources	18,681	2,966,917
		12,562,559
Paper & Forest Products–1.09%
Mondi	242,713	6,190,173
		6,190,173
Personal Products–0.24%
Shiseido	20,800	1,394,243
		1,394,243
Pharmaceuticals–0.26%
†Horizon Therapeutics	15,812	1,455,336
		1,455,336
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Professional Services–0.40%
†CoStar Group	919	$ 755,317
TransUnion	8,068	726,120
Verisk Analytics	4,449	786,094
		2,267,531
Road & Rail–0.68%
Heartland Express	176,063	3,447,314
Norfolk Southern	1,493	400,900
		3,848,214
Semiconductors & Semiconductor Equipment–1.32%
Applied Materials	8,270	1,104,872
Marvell Technology Group	32,851	1,609,042
Skyworks Solutions	9,362	1,717,740
Teradyne	16,983	2,066,492
†Xilinx	8,247	1,021,803
		7,519,949
Software–3.90%
†Atlassian Class A	6,115	1,288,798
†Cadence Design Systems	23,373	3,201,867
CDK Global	45,752	2,473,353
†Coupa Software	4,977	1,266,547
†DocuSign	9,156	1,853,632
†HubSpot	4,719	2,143,417
†Manhattan Associates	16,024	1,880,897
Open Text	70,138	3,346,284
†Palo Alto Networks	6,470	2,083,728
†RingCentral Class A	5,081	1,513,528
†Splunk	8,455	1,145,484
		22,197,535
Specialty Retail–2.23%
Advance Auto Parts	43,066	7,902,180
†Burlington Stores	5,952	1,778,458
†Carvana	3,201	839,942
†Five Below	4,507	859,891
Lithia Motors Class A	3,281	1,279,885
		12,660,356
Technology Hardware, Storage & Peripherals–0.99%
HP	177,718	5,642,547
		5,642,547
Textiles, Apparel & Luxury Goods–0.24%
†Lululemon Athletica	4,452	1,365,473
		1,365,473
Thrifts & Mortgage Finance–0.35%
Capitol Federal Financial	150,758	1,996,790
		1,996,790
Trading Companies & Distributors–1.33%
†Beacon Roofing Supply	7,503	392,557

LVIP American Century Select Mid Cap Managed Volatility Fund–3

LVIP American Century Select Mid Cap Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Trading Companies & Distributors (continued)
MSC Industrial Direct Class A	67,131	$ 6,054,545
WW Grainger	2,727	1,093,336
		7,540,438
Total Common Stock (Cost $416,368,927)		528,697,049

EXCHANGE-TRADED FUND–0.91%
iShares Russell Mid-Cap Value ETF	47,047	5,142,237
Total Exchange-Traded Fund (Cost $5,215,355)		5,142,237
	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–5.72%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 0.04%)	32,545,526	$ 32,545,526
Total Money Market Fund (Cost $32,545,526)		32,545,526

TOTAL INVESTMENTS–99.60% (Cost $454,129,808)	566,384,812
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.40%	2,260,643
NET ASSETS APPLICABLE TO 37,958,472 SHARES OUTSTANDING–100.00%	$568,645,455

† Non-income producing.

The following foreign currency exchange contracts and futures contracts were outstanding at March 31, 2021:
Foreign Currency Exchange Contracts
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BOA	JPY	(461,562,979)	USD	4,236,424	6/30/21	$64,212	$—
BOA	JPY	36,447,093	USD	(335,087)	6/30/21	—	(5,630)
BOA	JPY	(3,837,600)	USD	34,658	6/30/21	—	(31)
CSI	EUR	(8,470,884)	USD	10,119,992	6/30/21	166,873	—
JPMC	GBP	(9,259,436)	USD	12,898,401	6/30/21	129,647	—
MSC	CAD	1,244,803	USD	(995,371)	6/30/21	—	(4,711)
MSC	CAD	(1,244,803)	USD	999,882	6/30/21	9,223	—
UBS	NOK	(26,142,959)	USD	3,082,733	6/30/21	26,345	—
Total Foreign Currency Exchange Contracts						$396,300	$(10,372)
LVIP American Century Select Mid Cap Managed Volatility Fund–4

LVIP American Century Select Mid Cap Managed Volatility Fund
Schedule of Investments (continued)
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Currency Contracts:
9	British Pound	$775,181	$783,192	6/14/21	$—	$(8,011)
9	Euro	1,320,975	1,343,555	6/14/21	—	(22,580)
8	Japanese Yen	903,550	922,801	6/14/21	—	(19,251)
					—	(49,842)
Equity Contracts:
19	E-mini Russell 2000 Index	2,111,375	2,165,204	6/18/21	—	(53,829)
43	E-mini S&P 500 Index	8,529,910	8,357,145	6/18/21	172,765	—
55	E-mini S&P MidCap 400 Index	14,329,150	14,167,198	6/18/21	161,952	—
29	Euro STOXX 50 Index	1,314,761	1,282,329	6/18/21	32,432	—
9	FTSE 100 Index	828,752	831,658	6/18/21	—	(2,906)
4	Nikkei 225 Index (OSE)	1,054,143	1,040,785	6/10/21	13,358	—
					380,507	(56,735)
Total Futures Contracts					$380,507	$(106,577)
The use of foreign currency exchange contracts and futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through March 31, 2021.

Summary of Abbreviations:
ADR–American Depositary Receipt
BOA–Bank of America
CAD–Canadian Dollar
CSI–Credit Suisse International
ETF–Exchange-Traded Fund
EUR–Euro
FTSE–Financial Times Stock Exchange
GBP–British Pound Sterling
IT–Information Technology
JPMC–JPMorgan Chase
JPY–Japanese Yen
MSC–Morgan Stanley & Co.
NOK–Norwegian Krone
OSE–Osaka Securities Exchange
S&P–Standard & Poor’s
USD–United States Dollar
See accompanying notes.
LVIP American Century Select Mid Cap Managed Volatility Fund–5

LVIP American Century Select Mid Cap Managed Volatility Fund
Notes
March 31, 2021 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP American Century Select Mid Cap Managed Volatility Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities and Exchange-Traded Funds (“ETFs”), except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security or ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value.
 Equity securities or ETFs listed on a foreign exchange are generally valued at the last quoted sale price on the valuation date.   Investments in government money market funds have a stable NAV.   Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).   Futures contracts are valued at the daily quoted settlement prices.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP American Century Select Mid Cap Managed Volatility Fund–6

LVIP American Century Select Mid Cap Managed Volatility Fund
Notes (continued)
 2. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2021:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$528,697,049	$—	$—	$528,697,049
Exchange-Traded Fund	5,142,237	—	—	5,142,237
Money Market Fund	32,545,526	—	—	32,545,526
Total Investments	$566,384,812	$—	$—	$566,384,812
Derivatives:

Assets:
Foreign Currency Exchange Contracts	$—	$396,300	$—	$396,300
Futures Contracts	$380,507	$—	$—	$380,507
Liabilities:
Foreign Currency Exchange Contracts	$—	$(10,372)	$—	$(10,372)
Futures Contracts	$(106,577)	$—	$—	$(106,577)
There were no Level 3 investments at the beginning or end of the period.
LVIP American Century Select Mid Cap Managed Volatility Fund–7